Shareholder Fees - VIPValuePortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio
Shareholder Fees:
(fees paid directly from your investment)